Shareholders' Equity and Comprehensive Income (Accumulated Other Comprehensive Loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	$ (966)
Total other comprehensive loss, net of tax	(21)	(70)	(125)
Balance at the end of the period	(987)	(966)
Currency Translation Adjustments
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(419)	70	213
Total other comprehensive loss, net of tax	(102)	93	(143)
Distribution of Tyco Flow Control and ADT		(582)
Balance at the end of the period	(521)	(419)	70
Unrealized Gain (Loss) on Marketable Securities and Derivative Instruments
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	0	0	4
Total other comprehensive loss, net of tax	0	0	(4)
Distribution of Tyco Flow Control and ADT		0
Balance at the end of the period	0	0	0
Retirement Plans
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(547)	(506)	(539)
Total other comprehensive loss, net of tax	81	(163)	33
Distribution of Tyco Flow Control and ADT		122
Balance at the end of the period	(466)	(547)	(506)
Accumulated Other Comprehensive Loss
Components of accumulated other comprehensive income (loss)
Balance at the beginning of the period	(966)	(436)	(322)
Total other comprehensive loss, net of tax	(21)	(70)	(114)
Distribution of Tyco Flow Control and ADT		(460)
Balance at the end of the period	$ (987)	$ (966)	$ (436)